UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------

Check here if Amendment [X]: Amendment Number:  1
                                               ---

           This Amendment (Check only one):   [ ] is a restatement
                                              [X] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Brevan Howard Capital Management LP
Address:   4th Floor, One Esplanade
           St Helier, Jersey, JE2 3QA, Channel Islands


Form 13F File Number: 028-14379
                      ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jon Wrigley
Title:  Authorized Signatory
Phone:  +44 1534 605 427

Signature, Place and Date of Signing:

   /s/ Jon Wrigley                  St Helier, Jersey          March 18,2013
-------------------------------  ----------------------       ----------------
      [Signature]                      [City, State]              [Date]

*NOTE: THE INVESTMENT MANAGER FILING THIS REPORT IS DEEMED TO HAVE INVESTMENT DISCRETION WITH RESPECT TO SECURITIES OVER WHICH BREVAN HOWARD INVESTMENT PRODUCTS LIMITED ("BHIPL"), BREVAN HOWARD US INVESTMENT MANAGEMENT LP ("BHUS"), AND BREVAN HOWARD (ISRAEL) LTD. ("BH ISRAEL"), SUBSIDIARIES OF THE INVESTMENT MANAGER, EXERCISE INVESTMENT DISCRETION AS A RESULT OF THE INVESTMENT MANAGER HAVING CONTROL OVER BHIPL, BHUS, AND BH ISRAEL. THE INVESTMENT MANAGER, HOWEVER, DOES NOT HAVE CONTROL OVER BREVAN HOWARD ASSET MANAGEMENT LLP (UK) ("BHAM") AND, THEREFORE, IS NOT INCLUDING ANY POSITIONS OVER WHICH BHAM EXERCISES INVESTMENT DISCRETION. BHAM HAS THUS FILED A SEPARATE FORM 13F REPORTING SECURITIES OVER WHICH IT HAS INVESTMENT DISCRETION.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                         --------------
Form 13F Information Table Entry Total:          10
                                         --------------
Form 13F Information Table Value Total:       $39,597
                                         --------------
                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.   Form 13F File Number    Name



                                                  BREVAN HOWARD CAPITAL MANAGEMENT LP
                                                      FORM 13F INFORMATION TABLE
                                                    Quarter Ended December 31, 2012

-----------------------------------------------------------------------------------------------------------------------------
                                                          VALUE   SHRS OR  SH/  PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER          TITLE OF CLASS    CUSIP     (x$1000) PRN AMT  PRN  CALL  DISCRETION MANAGERS  SOLE   SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------
CHIMERA INVT CORP            COM               16934Q109     653  250,000             DEFINED             250,000
FREEPORT-MCMORAN COPPER & GO COM               35671D857     547   16,000             DEFINED              16,000
ISHARES INC                  MSCI CDA INDEX    464286509   2,366   83,300             DEFINED              83,300
ISHARES INC                  MSCI JAPAN        464286848   5,421  556,000             DEFINED             556,000
ISHARES TR                   MSCI CHINA IDX    46429B671   2,978   61,400             DEFINED              61,400
ISHARES TR                   MSCI EAFE INDEX   464287465   2,104   37,000             DEFINED              37,000
ISHARES TR                   MSCI EMERG MKT    464287234  13,660  308,000             DEFINED             308,000
JOHNSON & JOHNSON            COM               478160104   5,608   80,000       PUT   DEFINED              80,000
JOHNSON & JOHNSON            COM               478160104   5,608   80,000       CALL  DEFINED              80,000
MARKET VECTORS ETF TR        GOLD MINER ETF    57060U100     652   14,048             DEFINED              14,048
